Earnings (Loss) Per Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings (Loss) Per Share
Number of stock option not included in diluted earnings per share	426,000	426,000	450,000